Accrued expenses - Schedule of Accrued Expenses (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Payables and Accruals [Abstract]
Compensation and related benefits	$ 16	$ 994
Restructuring costs	276	0
Consulting and professional fees	0	105
Research and development expenses	25	745
Other	90	58
Total accrued expenses	$ 407	$ 1,902